Guarantor and Non-Guarantor Financial Information (Details 1) (USD $) In Thousands	Jul. 31, 2011	Apr. 30, 2011	Jul. 31, 2010	Apr. 30, 2010	Apr. 30, 2009	Apr. 30, 2008
CURRENT ASSETS
Cash and cash equivalents	$ 102,475	$ 319,845	$ 522,773	$ 283,570	$ 456,693	$ 171,541
Other current assets	423,476	453,575		285,121
Inventories	1,213,821	863,579		654,939
Total Current Assets	1,739,772	1,636,999		1,223,630
PROPERTY, PLANT, AND EQUIPMENT, NET	925,687	867,882		858,313
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	0	0		0
OTHER NONCURRENT ASSETS
Goodwill	2,903,713	2,812,746		2,807,730	2,791,391
Other intangible assets, net	3,132,761	2,940,010		3,026,515
Other noncurrent assets	80,090	66,948		58,665
Total Other Noncurrent Assets	6,116,564	5,819,704		5,892,910
ASSETS	8,782,023	8,324,585		7,974,853	8,192,161
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES	875,234	482,676		478,897
NONCURRENT LIABILITIES
Long-term debt	1,318,489	1,304,039		900,000
Deferred income taxes	1,038,319	1,042,823		1,101,506
Other noncurrent liabilities	201,727	202,684		168,130
Total Noncurrent Liabilities	2,558,535	2,549,546		2,169,636
SHAREHOLDERS' EQUITY	5,348,254	5,292,363		5,326,320	4,939,931	1,799,853
LIABILITIES AND SHAREHOLDERS' EQUITY	8,782,023	8,324,585		7,974,853
The J.M. Smucker Company (Parent) [Member]
CURRENT ASSETS
Cash and cash equivalents	75	206,845	453,530	217,730	423,997	157,932
Other current assets	340,729	364,377		211,452
Inventories	0	0		0
Total Current Assets	340,804	571,222		429,182
PROPERTY, PLANT, AND EQUIPMENT, NET	202,604	193,321		150,008
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	5,493,671	4,872,622		4,693,160
OTHER NONCURRENT ASSETS
Goodwill	976,618	981,606		981,612
Other intangible assets, net	439,734	440,174		441,599
Other noncurrent assets	61,965	50,012		41,519
Total Other Noncurrent Assets	1,478,317	1,471,792		1,464,730
ASSETS	7,515,396	7,108,957		6,737,080
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES	570,895	234,262		277,556
NONCURRENT LIABILITIES
Long-term debt	1,318,489	1,304,039		900,000
Deferred income taxes	115,911	115,985		106,722
Other noncurrent liabilities	161,847	162,308		126,482
Total Noncurrent Liabilities	1,596,247	1,582,332		1,133,204
SHAREHOLDERS' EQUITY	5,348,254	5,292,363		5,326,320
LIABILITIES AND SHAREHOLDERS' EQUITY	7,515,396	7,108,957		6,737,080
Subsidiary Guarantors [Member]
CURRENT ASSETS
Cash and cash equivalents	0	0	0	0	0	12,516
Other current assets	7,781	8,190		18,159
Inventories	217,662	182,531		167,988
Total Current Assets	225,443	190,721		186,147
PROPERTY, PLANT, AND EQUIPMENT, NET	328,217	305,519		290,285
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	825,624	802,936		(2,188,002)
OTHER NONCURRENT ASSETS
Goodwill	0	0		1,644,076
Other intangible assets, net	0	3,116		2,408,724
Other noncurrent assets	12,474	15,106		13,853
Total Other Noncurrent Assets	12,474	18,222		4,066,653
ASSETS	1,391,758	1,317,398		2,355,083
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES	98,619	81,239		74,897
NONCURRENT LIABILITIES
Long-term debt	0	0		0
Deferred income taxes	0	0		912,549
Other noncurrent liabilities	16,439	16,447		16,293
Total Noncurrent Liabilities	16,439	16,447		928,842
SHAREHOLDERS' EQUITY	1,276,700	1,219,712		1,351,344
LIABILITIES AND SHAREHOLDERS' EQUITY	1,391,758	1,317,398		2,355,083
Non-Guarantor Subsidiaries [Member]
CURRENT ASSETS
Cash and cash equivalents	102,400	113,000	69,243	65,840	32,696	1,093
Other current assets	74,966	81,008		55,510
Inventories	1,018,925	700,750		486,629
Total Current Assets	1,196,291	894,758		607,979
PROPERTY, PLANT, AND EQUIPMENT, NET	394,866	369,042		418,020
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	680,792	1,209,603		155,519
OTHER NONCURRENT ASSETS
Goodwill	1,927,095	1,831,140		182,042
Other intangible assets, net	2,693,027	2,496,720		176,192
Other noncurrent assets	5,651	1,830		3,293
Total Other Noncurrent Assets	4,625,773	4,329,690		361,527
ASSETS	6,897,722	6,803,093		1,543,045
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES	205,720	167,175		126,444
NONCURRENT LIABILITIES
Long-term debt	0	0		0
Deferred income taxes	922,408	926,838		82,235
Other noncurrent liabilities	23,441	23,929		25,355
Total Noncurrent Liabilities	945,849	950,767		107,590
SHAREHOLDERS' EQUITY	5,746,153	5,685,151		1,309,011
LIABILITIES AND SHAREHOLDERS' EQUITY	6,897,722	6,803,093		1,543,045
Eliminations [Member]
CURRENT ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Other current assets	0	0		0
Inventories	(22,766)	(19,702)		322
Total Current Assets	(22,766)	(19,702)		322
PROPERTY, PLANT, AND EQUIPMENT, NET	0	0		0
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	(7,000,087)	(6,885,161)		(2,660,677)
OTHER NONCURRENT ASSETS
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Other noncurrent assets	0	0		0
Total Other Noncurrent Assets	0	0		0
ASSETS	(7,022,853)	(6,904,863)		(2,660,355)
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES	0	0		0
NONCURRENT LIABILITIES
Long-term debt	0	0		0
Deferred income taxes	0	0		0
Other noncurrent liabilities	0	0		0
Total Noncurrent Liabilities	0	0		0
SHAREHOLDERS' EQUITY	(7,022,853)	(6,904,863)		(2,660,355)
LIABILITIES AND SHAREHOLDERS' EQUITY	$ (7,022,853)	$ (6,904,863)		$ (2,660,355)